Taxes Reconciles PRC statutory rates (Details 2)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes
Statutory PRC income tax rate	25.00%	25.00%	25.00%
Favorable tax rate impact	9.00%	(17.00%)	(14.00%)
Permanent difference and others	9.00%	1.00%	(5.00%)
Changes of deferred tax assets valuation allowances	12.00%	(38.00%)	0.00%
Total	55.00%	(29.00%)	6.00%